Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(6)(7)	Net Income ($) (in thousands)(8)	AFFO ($) per share(9)
2022	$2,210,657	$2,599,157	$1,499,777	$1,757,274	$121.71	$101.64	$90,043	$2.14
2021	$1,917,849	$2,352,194	$1,331,808	$1,596,281	$107.74	$118.33	$62,860	$2.08
2020	$1,714,764	$1,501,844	$971,034	$532,456	$89.04	$88.70	$69,388	$1.94
(1)	In accordance with the transitional relief under the SEC rules, only three years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.
(2)	For all years in question, our Principal Executive Officer (PEO) was the Company’s President and Chief Executive Officer, Christopher J. Constant.
(3)	The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during each of the years in question:
Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2022	($1,095,200)	$1,354,000	$0	$90,640	($103,620)	$0	$142,680	$388,500
2021	($854,700)	$962,700	$0	$197,925	$18,050	$0	$110,370	$434,345
2020	($724,500)	$688,500	$0	($199,875)	($60,295)	$0	$83,250	$212,920

(4)	During 2022 and 2021, our remaining NEOs consisted of Mark J. Olear (Chief Operating Officer and Chief Investment Officer), Joshua Dicker (General Counsel), and Brian R. Dickman (Chief Financial Officer). During 2020, our remaining NEOs were the same NEOs as 2021 with the addition of Danion Fielding (former Chief Financial Officer) who resigned effective December 11, 2020. Mr. Dickman was appointed Chief Financial Officer effective December 14, 2020.
(5)	The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during each of the years in question:
Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2022	($698,190)	$863,175	$0	$56,484	$(53,198)	$0	$89,227	$257,498
2021	($555,555)	$625,755	$0	$115,327	$12,617	$0	$66,329	$264,473
2020	($463,118)	$356,645	$0	($73,021)	($28,397)	($238,308)	$7,622	($438,578)

(6)	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (December 31, 2019) through the end of each applicable year in the table, assuming reinvestment of dividends.
(7)	Our peer group is the same peer group as reported in our Form 10-K pursuant to Item 201(e) of Regulation S-K: Agree Realty Corporation, EPR Properties, Essential Properties Realty Trust, Four Corners Properties Trust, NETSTREIT Corp (was not publicly traded in 2019), and One Liberty Properties. We have chosen these companies as our Peer Group because a substantial segment of each of their businesses is owning and leasing single tenant net lease retail properties.
(8)	Net income is reported as Net Earnings in the Company’s financial statements.
(9)	The Company selected Adjusted Funds from Operations (AFFO) as its Company-selected measure for the reasons set forth below.

Company Selected Measure Name	AFFO
Named Executive Officers, Footnote [Text Block]
(4)	During 2022 and 2021, our remaining NEOs consisted of Mark J. Olear (Chief Operating Officer and Chief Investment Officer), Joshua Dicker (General Counsel), and Brian R. Dickman (Chief Financial Officer). During 2020, our remaining NEOs were the same NEOs as 2021 with the addition of Danion Fielding (former Chief Financial Officer) who resigned effective December 11, 2020. Mr. Dickman was appointed Chief Financial Officer effective December 14, 2020.

Peer Group Issuers, Footnote [Text Block]
(7)	Our peer group is the same peer group as reported in our Form 10-K pursuant to Item 201(e) of Regulation S-K: Agree Realty Corporation, EPR Properties, Essential Properties Realty Trust, Four Corners Properties Trust, NETSTREIT Corp (was not publicly traded in 2019), and One Liberty Properties. We have chosen these companies as our Peer Group because a substantial segment of each of their businesses is owning and leasing single tenant net lease retail properties.

PEO Total Compensation Amount	$ 2,210,657	$ 1,917,849	$ 1,714,764
PEO Actually Paid Compensation Amount	$ 2,599,157	2,352,194	1,501,844
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during each of the years in question:
Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2022	($1,095,200)	$1,354,000	$0	$90,640	($103,620)	$0	$142,680	$388,500
2021	($854,700)	$962,700	$0	$197,925	$18,050	$0	$110,370	$434,345
2020	($724,500)	$688,500	$0	($199,875)	($60,295)	$0	$83,250	$212,920

Non-PEO NEO Average Total Compensation Amount	$ 1,499,777	1,331,808	971,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,757,274	1,596,281	532,456
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during each of the years in question:
Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2022	($698,190)	$863,175	$0	$56,484	$(53,198)	$0	$89,227	$257,498
2021	($555,555)	$625,755	$0	$115,327	$12,617	$0	$66,329	$264,473
2020	($463,118)	$356,645	$0	($73,021)	($28,397)	($238,308)	$7,622	($438,578)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below provides a comparison between the Company total shareholder return against the total shareholder return of our peer group.
Compensation Actually Paid vs. Net Income [Text Block]	Pay Versus Performance Relationship Disclosures The chart below illustrates the correlation between NEO compensation, (i) net income per share and (ii) AFFO per share for 2020, 2021, and 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay Versus Performance Relationship Disclosures The chart below illustrates the correlation between NEO compensation, (i) net income per share and (ii) AFFO per share for 2020, 2021, and 2022.
Total Shareholder Return Vs Peer Group [Text Block]	The chart below provides a comparison between the Company total shareholder return against the total shareholder return of our peer group.
Tabular List [Table Text Block]

List of Most Important Financial Performance Measures

The following table outlines what we believe to be our NEO’s key performance measures, in no particular order, given our status as a REIT. These key performance measures are further described in “2022 Company Performance Highlights” section on page 36.

KEY PERFORMANCE MEASURES
Adjusted Funds from Operations (AFFO) per share	Net Debt to EBITDA
Annual Base Rent	Portfolio Diversification

We believe Adjusted Funds from Operations (AFFO) per share to be the most significant measure in determining the compensation of our NEOs because we believe it best reflects the core operating performance of our portfolio. In addition, AFFO per share is generally considered by analysts and investors to be an appropriate supplemental non-GAAP measure of performance for REITs and has utility in comparing our core operating performance between periods and to the core operating performance of comparable real estate companies.

Total Shareholder Return Amount	$ 121.71	107.74	89.04
Peer Group Total Shareholder Return Amount	101.64	118.33	88.7
Net Income (Loss)	$ 90,043,000	$ 62,860,000	$ 69,388,000
Company Selected Measure Amount | $ / shares	2.14	2.08	1.94
PEO Name	Christopher J. Constant
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Funds from Operations (AFFO) per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Base Rent
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Portfolio Diversification
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 388,500	$ 434,345	$ 212,920
PEO [Member] | Adjustment for Deduction for Amount Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,095,200)	(854,700)	(724,500)
PEO [Member] | Adjustment for Increase for Fair Value of Awards Granted during the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,354,000	962,700	688,500
PEO [Member] | Adjustment for Increase for Fair Value of Awards Granted During the Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,640	197,925	(199,875)
PEO [Member] | Adjustment for Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,620)	18,050	(60,295)
PEO [Member] | Adjustment for Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited or Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Dollar Value of Dividends or Other Earnings Paid on Stock Awards Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,680	110,370	83,250
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,498	264,473	(438,578)
Non-PEO NEO [Member] | Adjustment for Deduction for Amount Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(698,190)	(555,555)	(463,118)
Non-PEO NEO [Member] | Adjustment for Increase for Fair Value of Awards Granted during the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	863,175	625,755	356,645
Non-PEO NEO [Member] | Adjustment for Increase for Fair Value of Awards Granted During the Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,484	115,327	(73,021)
Non-PEO NEO [Member] | Adjustment for Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,198)	12,617	(28,397)
Non-PEO NEO [Member] | Adjustment for Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited or Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(238,308)
Non-PEO NEO [Member] | Adjustment for Dollar Value of Dividends or Other Earnings Paid on Stock Awards Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 89,227	$ 66,329	$ 7,622